Vessels, net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Impairment, Long-Lived Asset, Held-for-Use	$ 8,996,023	$ 0	$ 0
C3is Inc [Member]
Property, Plant and Equipment [Line Items]
Impairment, Long-Lived Asset, Held-for-Use	$ 8,996,023